Disposals of Subsidiaries and Disposal Groups Held for Sale - Assets and Liabilities of Disposal Group as of Disposal Date (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Other current assets	₽ 458	₽ 661
Total assets	₽ 45,059	39,674
Processingovyi Tsentr Rapida LLC (Russia) [member] | Disposal Groups Classified as Held for Sale [member]
Assets:
Other current assets		13
Total assets		13
Liabilities:
Income tax payable		240
Other current liabilities		3
Total liabilities		₽ 243